Other income - Summary of Other Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Income (Expenses) [Line Items]
Government grants	€ 213	€ 2,037	€ 2,302
Income from sale of CO2 tickets	9,527	5,403	2,396
Net gain/(loss) on disposal of property, plant and equipment	(12,528)	(210)	7
Sublease rental income	200	200	0
Other items	2,525	523	724
Total	3,724	10,853	5,429
Purchase options
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives (purchase options)	3,856	2,900	0
Investments in equity securities
Disclosure of Other Income (Expenses) [Line Items]
Fair value gains/(losses) on derivatives (purchase options)	€ (69)	€ 0	€ 0